Lines of Credit and Debt (Narrative) (Details)	12 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended							12 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended		12 Months Ended						1 Months Ended			0 Months Ended	1 Months Ended			1 Months Ended
	Dec. 31, 2014 USD ($) line_of_credit	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 EUR (€)	Oct. 31, 2012 series	Mar. 31, 2014 QIAGEN Euro Finance	Dec. 31, 2014 QIAGEN Euro Finance USD ($)	Jan. 31, 2015 QIAGEN Finance Subsequent event USD ($)	Dec. 31, 2014 Cash convertible notes USD ($)	Dec. 31, 2014 Convertible Notes 3.25% Due in 2026	Dec. 31, 2014 Convertible Notes 3.25% Due in 2026 QIAGEN Euro Finance USD ($)	Dec. 31, 2013 Convertible Notes 3.25% Due in 2026 QIAGEN Euro Finance USD ($)	May 31, 2006 Convertible Notes 3.25% Due in 2026 QIAGEN Euro Finance USD ($)	Dec. 31, 2014 Convertible Notes 1.5% Due in 2024	Dec. 31, 2014 Convertible Notes 1.5% Due in 2024 QIAGEN Finance USD ($)	Dec. 31, 2013 Convertible Notes 1.5% Due in 2024 QIAGEN Finance USD ($)	Aug. 31, 2004 Convertible Notes 1.5% Due in 2024 QIAGEN Finance USD ($)	Dec. 31, 2014 Warrant class 1	Dec. 31, 2014 Warrant class 2	Dec. 31, 2014 Call option USD ($)	Dec. 31, 2014 Contingent conversion condition 2	Dec. 31, 2014 Contingent conversion condition 3	Dec. 31, 2014 2019 notes USD ($)	Mar. 19, 2014 2019 notes USD ($)	Dec. 31, 2014 2021 notes USD ($)	Mar. 19, 2014 2021 notes USD ($)	Dec. 31, 2014 Call spread overlay USD ($)	Mar. 19, 2014 Cash convertible notes USD ($)	Dec. 31, 2014 Cash convertible notes USD ($) trading_day	Mar. 19, 2014 Cash convertible notes USD ($)	Dec. 31, 2014 Cash convertible notes Contingent conversion condition 1	Dec. 31, 2014 Cash convertible notes Contingent conversion condition 2	Dec. 31, 2014 Senior unsecured notes USD ($)	Dec. 31, 2014 Senior unsecured notes EUR (€)	Oct. 31, 2012 Senior unsecured notes USD ($)	Oct. 31, 2012 Senior unsecured notes Designated as hedging instrument USD ($)	Oct. 31, 2012 Senior unsecured notes Series A Senior Notes, 3.19% Interest Rate, Due October 16, 2019 USD ($)	Dec. 31, 2014 Senior unsecured notes Series A Senior Notes, 3.19% Interest Rate, Due October 16, 2019 USD ($)	Dec. 31, 2013 Senior unsecured notes Series A Senior Notes, 3.19% Interest Rate, Due October 16, 2019 USD ($)	Oct. 31, 2012 Senior unsecured notes Series B Senior Notes, 3.75% Interest Rate, Due October 16, 2022 USD ($)	Oct. 31, 2012 Senior unsecured notes Series B Senior Notes, 3.75% Interest Rate, Due October 16, 2022 USD ($)	Dec. 31, 2014 Senior unsecured notes Series B Senior Notes, 3.75% Interest Rate, Due October 16, 2022 USD ($)	Dec. 31, 2013 Senior unsecured notes Series B Senior Notes, 3.75% Interest Rate, Due October 16, 2022 USD ($)	Oct. 31, 2012 Senior unsecured notes Series C Senior Notes, 3.90% Interest Rate, Due October 16, 2024 USD ($)	Dec. 31, 2014 Senior unsecured notes Series C Senior Notes, 3.90% Interest Rate, Due October 16, 2024 USD ($)	Dec. 31, 2013 Senior unsecured notes Series C Senior Notes, 3.90% Interest Rate, Due October 16, 2024 USD ($)
Debt Instrument [Line Items]
Line of credit facility, revolving credit, amount	$ 530,100,000			€ 436,600,000
Syndicated multi-currency term loan, amount				400,000,000
Number of lines of credit	4
Lines of credit				36,600,000
Stated interest rate, minimum	0.40%																						0.375%
Stated interest rate, maximum	1.20%																								0.875%
Commitment fee calculation basis on applicable margin, percent	35.00%
Commitment fee paid	1,800,000	1,300,000
Total long-term debt	1,172,079,000	845,483,000									0	300,000,000			130,451,000	145,000,000																						73,645,000	73,000,000			302,648,000	300,000,000		27,000,000	27,000,000
Less current portion	131,119,000	207,000
Interest expense on long-term debt	36,400,000	28,400,000	17,400,000
Convertible debt													300,000,000				150,000,000							430,000,000		300,000,000				730,000,000
Proceeds from issuance of debt																												680,700,000
Debt issuance cost																												13,100,000	100,000											2,100,000
Repayments of debt																												372,500,000
Threshold trading days																													20
Consecutive trading days	20 days																					20 days									30 days	10 days
Threshold percentage of stock price trigger																					98.00%	25.00%									130.00%
Threshold business period																													5 days
Number of shares used in conversion ratio																													7,056.7273
Debt principal amount used in conversion ratio																													200,000,000
Convertible debt, conversion price											$ 20.00				$ 12.6449														$ 28.34
Cash settlement amount period																													50 days
Redemption price percentage																													100.00%
Percentage of principal amount outstanding																													20.00%
Payments for call options	105,170,000	0	0						105,200,000											105,200,000
Effective interest rate											3.70%				1.80%								2.937%		3.809%
Fair value of long-term debt																							452,000,000		318,100,000								390,600,000
Proceeds from issuance of warrants	69,400,000
Net cash outlay for call spread overlay																											35,800,000
Number of shares called by warrants	25,800,000																	15,200,000	10,600,000
Exercise price of warrants	$ 32.085
Threshold trading days expiration																		50 days	50 days
Face amount of debt instrument																																			400,000,000	200,000,000	73,000,000				300,000,000			27,000,000
Weighted average interest rate of long-term debt																																			3.66%
Number of series of notes issued					3
Stated interest rate													3.25%				1.50%																				3.19%	3.19%			3.75%	3.75%		3.90%	3.90%
Term of debt instrument																																					7 years				10 years			12 years
Proceeds from debt	716,967,000	13,000	397,916,000																														220,000,000	170,000,000
Percent of note issued principal value											100.00%				100.00%
Convertible into common shares at the option											15,000,000				10,100,000
Subscription right						98.00%
Loss on early redemption of debt	4,560,000	0	0				4,560,000
Stock issued conversion of convertible securities										200,000				1,200,000
Stock value issued conversion of convertible securities	3,900,000
Percentage of provisional call trigger price															120.00%
Fair value of debt instrument															242,100,000
Repayments of convertible debt								$ 130,500,000